Landfill Closure and Post-Closure Costs (Undiscounted Table) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Fair value of legally restricted assets	$ 10,145,000	$ 11,365,000
Funded landfill post-closure costs - deposited into trust	9,897,000	11,058,000
Funded landfill post-closure costs - included in accounts payable	248,000	$ 307,000
Accrual for Environmental Loss Contingencies, Gross, Fiscal Year Maturity [Abstract]
Year 1	10,717,000
Year 2	10,784,000
Year 3	11,327,000
Year 4	16,242,000
Year 5	10,030,000
Thereafter	667,339,000
Undiscounted closure and post-closure costs	$ 726,439,000